Consolidated Statements of Comprehensive Income (Loss) (Parenthetical) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Mar. 31, 2012
Components Of Comprehensive Income [Abstract]
Income tax on unrealized gains (losses) on foreign currency translation	$ 394	$ 96	$ 981